RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

14.	RELATED-PARTY TRANSACTIONS

On May 26, 2020, the Company entered into a three year agreement with a stockholder of the Company for the use of a patent. Beginning June 1, 2020, the Company began paying the stockholder a monthly license fee of $10,000. Once revenue from sales, rentals, and leases begins, the Company is required to pay $25.00 per unit sold. If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid. Accordingly, for the three and nine months ended September 30, 2025 and 2024, the Company recorded licensing fee costs in the amount of $30,000 and $90,000 each period, respectively.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

14.	RELATED-PARTY TRANSACTIONS (Continued)

On March 10, 2025, the Company entered into the second amendment to the Exclusive Patent License Agreement of May 26, 2020. The Second Amendment extends the license to perpetuity, covering the full term and life of the patents, and cures in the event of default. The Second Amendment also removes prior restrictions on the Company’s use, sale, or commercialization of the technology after termination, permitting the sale of remaining inventory for up to 90 days post-termination, provided all required reports and payments are made under the Agreement.

11. RELATED-PARTY TRANSACTIONS

On May 26, 2020, the Company entered into a 3-year agreement with a stockholder of the Company for the use of patents. Beginning June 1, 2020, the Company began paying the stockholder a monthly license fee of $10,000. Once revenue from sales, rentals, and leases begins, the Company is required to pay $25.00 per unit sold. If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid. Accordingly, the Company recorded licensing fee costs in the amount of $120,000 for the years ended December 31, 2024 and 2023.

On December 10, 2024, the Company amended the agreement to extend the term from seven years to perpetuity for the full term and life of the patents. The Company rents a warehouse from an officer and shareholder for $2,250 a month on a month-to-month basis.